Investments in and Advances to Affiliates (Tables)	12 Months Ended
Mar. 31, 2014
Equity Securities which Have Quoted Market Values, Included in Investments in Affiliates

Investments in affiliates include equity securities which have quoted market values at March 31, 2013 and 2014 compared with related carrying amounts as follows:

	Yen (millions)
	2013	2014
Carrying amounts	¥175,420	¥212,615
Market values	220,221	242,671

Combined Financial Information in Respect of Affiliates Accounted for under Equity Method

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2013 and 2014, and for each of the years in the three-year period ended March 31, 2014 is shown below (note 21):

	Yen (millions)
As of March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥228,358	¥1,335,075	¥25,438	¥1,588,871
Other assets, principally property, plant and equipment	134,901	1,137,654	27,219	1,299,774

Total assets	363,259	2,472,729	52,657	2,888,645

Current liabilities	149,033	1,013,565	8,358	1,170,956
Other liabilities	10,075	242,194	2,979	255,248

Total liabilities	159,108	1,255,759	11,337	1,426,204

Equity	¥204,151	¥1,216,970	¥41,320	¥1,462,441

	Yen (millions)
As of March 31, 2014	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥258,565	¥1,732,609	¥26,185	¥2,017,359
Other assets, principally property, plant and equipment	126,888	1,212,313	30,450	1,369,651

Total assets	385,453	2,944,922	56,635	3,387,010

Current liabilities	168,060	1,337,236	10,111	1,515,407
Other liabilities	12,849	226,822	2,972	242,643

Total liabilities	180,909	1,564,058	13,083	1,758,050

Equity	¥204,544	¥1,380,864	¥43,552	¥1,628,960

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

	Yen (millions)
For the year ended March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥891,343	¥3,876,766	¥25,918	¥4,794,027
Net income attributable to Honda’s affiliates	60,586	162,037	1,717	224,340

	Yen (millions)
For the year ended March 31, 2014	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,070,837	¥4,314,804	¥27,578	¥5,413,219
Net income attributable to Honda’s affiliates	79,381	230,397	2,708	312,486

Significant Investments in Affiliates Accounted for under Equity Method

Significant investments in affiliates accounted for under the equity method at March 31, 2013 and 2014 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

Transactions with Affiliates

Trade receivables and trade payables include the following balances with affiliates at March 31, 2013 and 2014, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2014. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2013	2014
Amounts due from	¥160,470	¥225,383
Amounts due to	97,958	138,181

	Yen (millions)
	2012	2013	2014
Purchases from	¥762,415	¥789,261	¥1,028,523
Sales to	561,426	636,299	786,802